Earnings (loss) per ordinary share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings (loss) per ordinary share
Schedule of earnings (loss) per share calculation

	2023	2022	2021
Basic profit (loss) per share (EPS)
Numerator:
Profit (Loss) for the year attributable to the Parent	82,662	440,314	(110,624)
Denominator:
Weighted-average number of shares outstanding to equity holders	187,872,191	187,815,672	176,508,144
Basic profit (loss) for the period attributable to equity holders	0.44	2.34	(0.63)

Diluted profit (loss) per share (EPS)
Numerator:
Profit (Loss) for the year attributable to the Parent	82,662	440,314	(110,624)
Denominator:
Weighted-average number of shares outstanding to equity holders	187,872,191	187,815,672	176,508,144
Effect of dilutive securities from equity incentive plans	2,417,617	1,809,523	—
Weighted-average number of shares outstanding - diluted to equity holders	190,289,808	189,625,195	176,508,144
Diluted profit (loss) for the period attributable to equity holders	0.43	2.32	(0.63)

Schedule of potential anti-dilutive securities.

	2023	2022	2021
Equity based awards issued and outstanding (in-the-money)	—	—	4,359,436